INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY
INVENTORY

8.INVENTORY

	December 31,	December 31,
	2023	2022
Current
Stockpiled ore	$913	$1,869
In-process inventory	20,509	15,961
Finished goods inventory	4,041	1,406
Materials and supplies	3,988	3,210
Inventory – current	$29,451	$22,446

Long term
Stockpiled low grade ore	$5,627	$4,096

Long term inventory consists of stockpiled ore that is not expected to be processed within 12 months.

Included within inventory at December 31, 2023 is $9.2 million of depreciation and depletion (December 31, 2022 — $6.3 million).